WARRANTS (Details Narrative) - USD ($)			1 Months Ended					3 Months Ended
	Jul. 11, 2021	Jul. 09, 2021	Apr. 21, 2021	Mar. 26, 2021	Mar. 22, 2021	Jan. 19, 2021	Nov. 30, 2020	Mar. 31, 2021	Mar. 25, 2021
Cashless warrants			40,000
Warrants issued			$ 37,456					$ 969,849
Exercise price						$ 1.00	$ 1.00		$ 2.00
Five-Year Common Stock [Member]
Warrants issued	$ 142,857	$ 50,000		$ 16,971	$ 116,667	$ 100,000	$ 350,000
Exercise price	$ 1.75	$ 2.00		$ 3.30	$ 1.50	$ 1.00	$ 1.00
Five-Year Common Stock One [Member]
Warrants issued	$ 111,111				$ 116,667		$ 40,000
Exercise price	$ 2.00				$ 2.00		$ 0.264